UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2000


Check here if Amendment [_]; Amendment Number:_____________
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Hocky Management Company, LLC
Address: 100 South Bedford Road, Suite 110
         Mt. Kisco, NY  10549


Form 13F File Number: 28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sachs
Title:   Managing Member
Phone:   (914) 244-4100

Signature, Place, and Date of Signing:
/s/ David Sachs                     Mt. Kisco, New York        February 9, 2001
---------------------------     --------------------------    ------------------
       [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:            0
                                            ---------
Form 13F Information Table Entry Total:       39
                                            ---------
Form 13F Information Table Value Total:     $ 78,497
                                            ---------
                                           (thousands)



List of Other Included Managers:

None

          Form 13F INFORMATION TABLE - Hocky Management CO. LLC (12/31/00)

          COLUMN 1              COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                        SHRS
                                                             VALUE     OR PRN SH/  PUT/  INVESTMENT  OTHER
NAME OF ISSUER                  TITLE OF CLASS  CUSIP       (X1000)    AMOUNT PRN  CALL  DISCRETION MANAGERS     SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AT&T CORP                       COMMON STOCK    001957109    863       50000  SH         SOLE                  48000           2000
------------------------------------------------------------------------------------------------------------------------------------
AT&T CORP                       COMMON STOCK
                                 COM LIB GRPA   001957208   3033      223650  SH         SOLE                 214800           8850
------------------------------------------------------------------------------------------------------------------------------------
AMPHENOL CORP NEW               CL A            032095101   1824       46544  SH         SOLE                  46544
------------------------------------------------------------------------------------------------------------------------------------
ANIXTER INTL INC                COMMON STOCK    035290105   2487      115000  SH         SOLE                 110400           4600
------------------------------------------------------------------------------------------------------------------------------------
ASTEC INDS INC                  COMMON STOCK    046224101    396       30000  SH         SOLE                  28400           1600
------------------------------------------------------------------------------------------------------------------------------------
BAY VIEW CAP CORP DEL           COMMON STOCK    07262L101    467       74700  SH         SOLE                  71800           2900
------------------------------------------------------------------------------------------------------------------------------------
CITIZENS COMMUNICATIONS CO      COMMON STOCK    17453B101   3176      242000  SH         SOLE                 232300           9700
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP                    CL A-SPL        200300200   2088       50000  SH         SOLE                  48000           2000
------------------------------------------------------------------------------------------------------------------------------------
COX RADIO INC                   CL A            224051102    903       40000  SH         SOLE                  38400           1600
------------------------------------------------------------------------------------------------------------------------------------
ENERGIZER HLDS INC              COMMON STOCK    29266R108   2351      110000  SH         SOLE                 105600           4400
------------------------------------------------------------------------------------------------------------------------------------
FORTUNE BRANDS INC              COMMON STOCK    349631101    450       15000  SH         SOLE                  14400            600
------------------------------------------------------------------------------------------------------------------------------------
GAINSCO INC                     COMMON STOCK    363127101     66       25000  SH         SOLE                                 25000
------------------------------------------------------------------------------------------------------------------------------------
GENERAL CABLE CORP DEL NEW      COMMON STOCK    369300108   1452      327300  SH         SOLE                 314200          13100
------------------------------------------------------------------------------------------------------------------------------------
HARMONIC INC                    COMMON STOCK    413160102    284       50000  SH         SOLE                  48000           2000
------------------------------------------------------------------------------------------------------------------------------------
INSIGHT COMMUNICATIONS INC      CL A            45768V108   4192      178400  SH         SOLE                 171300           7100
------------------------------------------------------------------------------------------------------------------------------------
KROGER CO                       COMMON STOCK    501044101   4601      170000  SH         SOLE                 170000
------------------------------------------------------------------------------------------------------------------------------------
LIBERTE INVS INC DEL            COMMON STOCK    530154103   2829      963200  SH         SOLE                 905000          58200
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY LIVEWIRE CORP           CL A            530709104    952      123900  SH         SOLE                 119900           4000
------------------------------------------------------------------------------------------------------------------------------------
MARTIN MARIETTA MATLS INC       COMMON STOCK    573284106   1840       43500  SH         SOLE                  41800           1700
------------------------------------------------------------------------------------------------------------------------------------
MASCO CORP                      COMMON STOCK    574599106   3853      150000  SH         SOLE                 144000           6000
------------------------------------------------------------------------------------------------------------------------------------
MINERALS TECHNOLOGIES INC       COMMON STOCK    603158106   1709       50000  SH         SOLE                  48000           2000
------------------------------------------------------------------------------------------------------------------------------------
NAVISTAR INTL CORP NEW          COMMON STOCK    63934E108    262       10000  SH         SOLE                   9600            400
------------------------------------------------------------------------------------------------------------------------------------
NOVA CORP GA                    COMMON STOCK    669784100   1495       75000  SH         SOLE                  72000           3000
------------------------------------------------------------------------------------------------------------------------------------
PHILIP MORRIS COS INC           COMMON STOCK    718154107   2068       47000  SH         SOLE                  45200           1800
------------------------------------------------------------------------------------------------------------------------------------
REPUBLIC SVCS INC               COMMON STOCK    760759100   1033       60100  SH         SOLE                  57600           2500
------------------------------------------------------------------------------------------------------------------------------------
ROCKWELL INTL CORP NEW          COMMON STOCK    773903109   2381       50000  SH         SOLE                  48000           2000
------------------------------------------------------------------------------------------------------------------------------------
ROGERS COMMUNICATIONS INC       CL B            775109200    850       50000  SH         SOLE                  48000           2000
------------------------------------------------------------------------------------------------------------------------------------
SCRIPPS E W CO OHIO             CL A            811054204   5137       81700  SH         SOLE                  78700           3000
------------------------------------------------------------------------------------------------------------------------------------
SHAW COMMUNICATIONS INC         CL B CONV       82028K200   2300      100000  SH         SOLE                  94400           5600
------------------------------------------------------------------------------------------------------------------------------------
STATION CASINOS INC             COMMON STOCK    857689103   1494      100000  SH         SOLE                  95800           4200
------------------------------------------------------------------------------------------------------------------------------------
TEXTRON INC                     COMMON STOCK    883203101   2325       50000  SH         SOLE                  48000           2000
------------------------------------------------------------------------------------------------------------------------------------
USA NETWORKS INC                COMMON STOCK    902984103   3888      200000  SH         SOLE                 192000           8000
------------------------------------------------------------------------------------------------------------------------------------
UNITEDGLOBALCOM                 CL A            913247508   1363      100000  SH         SOLE                  95500           4500
------------------------------------------------------------------------------------------------------------------------------------
VERIZON COMMUNICATIONS          COMMON STOCK    92343V104   3759       75000  SH         SOLE                  72000           3000
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS SONOMA INC             COMMON STOCK    969904101   1800       90000  SH         SOLE                  86400           3600
------------------------------------------------------------------------------------------------------------------------------------
YOUNG BROADCASTING INC          CL A            987434107   3600      107500  SH         SOLE                 103100           4400
------------------------------------------------------------------------------------------------------------------------------------
APW LTD                         COMMON STOCK    G04397108   2093       62000  SH         SOLE                  59600           2400
------------------------------------------------------------------------------------------------------------------------------------
AMPHENOL CORP NEW               CL A            032095101   1763       45000  SH   PUT   SOLE                  45000
------------------------------------------------------------------------------------------------------------------------------------
STMICROELECTRONICS N V          COMMON STOCK    861012102   1070       25000  SH   PUT   SOLE                  24000           1000
------------------------------------------------------------------------------------------------------------------------------------